(LOGO)  Columbia Management  One Financial Center Boston MA 02111

                  January 2, 2004

                  Securities and Exchange Commission
                  450 Fifth Street, N.W.
                  Washington, DC  20549

                  Re: Columbia Institutional Floating Rate Income Fund (Formerly named Liberty-Stein Roe Institutional Floating Rate Income Fund) (the Fund)
                       Registration File Nos.: 333-51742 and 811-08955

                  Ladies and Gentlemen:

                  Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated January 1, 2004, for the Columbia Institutional Floating Rate Income Fund does not differ from that contained in Post-Effective Amendment No. 5
                  (the Amendment) to the Trust's Registration Statement on Form N-2. The Amendment was filed electronically on December 19, 2003.

                  Please direct any questions or comments you may have with respect to the filing to the undersigned at 617-772-3057.

                  Sincerely,

                  COLUMBIA INSTITUTIONAL FLOATING RATE INCOME FUND

                  /s/Ellen Harrington
                  Ellen Harrington
                  Assistant Secretary